Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Rent expense	$ 2.0	$ 1.7	$ 1.1
Contingent Liability Related to Letters of Credit	284.5
Costs of upgrades incurred and billed	17.8	15.6
Loss of hire insurance recovery recognized		$ 23.7	$ 18.5
Minimum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure	45 days
Maximum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure	180 days